Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.5%
	BASIC MATERIALS — 2.7%
4,310	Air Products and Chemicals, Inc.	$1,174,475
	COMMUNICATIONS — 13.3%
52,940	AT&T, Inc.	1,387,557
22,690	Cisco Systems, Inc.	1,777,081
43,725	Comcast Corp. - Class A	1,300,819
13,050	Corning, Inc.	1,347,412
		5,812,869
	CONSUMER, CYCLICAL — 3.6%
2,350	Home Depot, Inc.	880,287
20,500	LKQ Corp.	673,425
		1,553,712
	CONSUMER, NON-CYCLICAL — 27.3%
5,200	AbbVie, Inc.	1,159,652
26,590	Altria Group, Inc.	1,648,314
16,500	Bristol-Myers Squibb Co.	908,325
20,400	CVS Health Corp.	1,520,208
10,590	Gilead Sciences, Inc.	1,503,250
6,089	Johnson & Johnson	1,383,725
9,100	Medtronic PLC[1]	936,936
12,150	Merck & Co., Inc.	1,339,781
9,665	PepsiCo, Inc.	1,484,834
		11,885,025
	ENERGY — 14.2%
9,205	Chevron Corp.	1,628,364
59,180	Coterra Energy, Inc.	1,707,343
35,700	Enbridge, Inc.[1]	1,743,588
7,750	Phillips 66	1,112,590
		6,191,885
	FINANCIAL — 18.5%
1,280	Blackrock, Inc.	1,432,243
5,900	Capital One Financial Corp.	1,291,687
5,275	JPMorgan Chase & Co.	1,613,570
8,355	M&T Bank Corp.	1,851,218
12,610	Northern Trust Corp.	1,884,312
		8,073,030
	INDUSTRIAL — 11.4%
8,250	CRH PLC[1]	1,009,883
10,100	Emerson Electric Co.	1,484,296
2,055	Lockheed Martin Corp.	1,303,322

Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
11,000	United Parcel Service, Inc. - Class B	$1,168,420
		4,965,921
	TECHNOLOGY — 2.8%
16,010	Microchip Technology, Inc.	1,215,479
	UTILITIES — 5.7%
16,350	Evergy, Inc.	1,254,536
13,940	Sempra	1,212,919
		2,467,455
	Total Common Stocks
	(Cost $27,093,360)	43,339,851
	SHORT-TERM INVESTMENTS — 0.5%
217,623	Fidelity Investments Money Market Treasury Portfolio - Institutional, 3.530%[2]	217,623
	Total Short-Term Investments
	(Cost $217,623)	217,623
	TOTAL INVESTMENTS — 100.0%
	(Cost $27,310,983)	43,557,474
	Liabilities in Excess of Other Assets — (0.0)%	(10,438)
	TOTAL NET ASSETS — 100.0%	$43,547,036

PLC – Public Limited Company

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.